FINANCIAL INSTRUMENTS (Narrative) (Details) - Currency risk	May 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	1.00%
Value at risk	$ 8,100